Acquisition of businesses and purchase accounting - Med Supply Center, Inc. - Narratives (Details) - Med Supply Center, Inc. - USD ($)		3 Months Ended
	Jun. 21, 2021	Sep. 30, 2021
Acquisition of businesses and purchase accounting
Purchase price	$ 1,601,000
Cash consideration	1,279,000	$ 322,000
Consideration to be paid	$ 10,000
Discount rate	2.39%
Holdback consideration	$ 312,000
Professional fees in conjunction with the acquisition	$ 25,000
Revenue of combined entity as if combination occurred at beginning of period		2,400,000
Profit (loss) of combined entity as if combination occurred at beginning of period		60,000
Revenue of acquiree since acquisition date		900,000
Profit (loss) of acquiree since acquisition date		$ 40,000